Capital and Funding	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Capital and Funding

15. CAPITAL AND FUNDING

ORDINARY SHARES

Ordinary shares are classified as equity. Incremental costs directly attributable to the issue of ordinary shares are recognised as a deduction from equity, net of any tax effects.

INTERNAL HOLDINGS

The ordinary shares numbered 1 to 2,400 (inclusive) in NV (‘Special Shares’) and deferred stock of PLC are held as to one half of each class by N.V. Elma – a subsidiary of NV – and one half by United Holdings Limited – a subsidiary of PLC. This capital is eliminated on consolidation.

SHARE-BASED COMPENSATION

The Group operates a number of share-based compensation plans involving options and awards of ordinary shares of NV and PLC. Full details of these plans are given in note 4C on pages 103 to 104.

OTHER RESERVES

Other reserves include the fair value reserve, the foreign currency translation reserve, the capital redemption reserve and treasury shares.

SHARES HELD BY EMPLOYEE SHARE TRUSTS AND GROUP COMPANIES

Certain PLC trusts, NV and group companies purchase and hold NV and PLC shares to satisfy performance shares granted, share options granted and other share awards (see note 4C). The assets and liabilities of these trusts and shares held by group companies are included in the consolidated financial statements. The book value of shares held is deducted from other reserves, and trusts’ borrowings are included in the Group’s liabilities. The costs of the trusts are included in the results of the Group. These shares are excluded from the calculation of earnings per share.

FINANCIAL LIABILITIES

Financial liabilities are initially recognised at fair value, less any directly related transaction costs. Certain bonds are designated as being part of a fair value hedge relationship. In these cases, the bonds are carried at amortised cost, adjusted for the fair value of the risk being hedged, with changes in value shown in profit and loss. Other financial liabilities, excluding derivatives, are subsequently carried at amortised cost.

DERIVATIVE FINANCIAL INSTRUMENTS

The Group’s use of, and accounting for, derivative instruments is explained in note 16 on page 121 and on pages 125 to 126.

The Group’s Treasury activities are designed to:

•	maintain a competitive balance sheet in line with at least A/A2 rating (see below);
•	secure funding at lowest costs for the Group’s operations, M&A activity and external dividend payments (see below);
•	protect the Group’s financial results and position from financial risks (see note 16);
•	maintain market risks within acceptable parameters, while optimising returns (see note 16); and
•	protect the Group’s financial investments, while maximising returns (see note 17).

The Treasury department provides central deposit taking, funding and foreign exchange management services for the Group’s operations. The department is governed by standards and processes which are approved by Unilever Leadership Executive (ULE). In addition to guidelines and exposure limits, a system of authorities and extensive independent reporting covers all major areas of activity. Performance is monitored closely by senior management. Reviews are undertaken periodically by corporate audit.

Key instruments used by the department are:

•	short-term and long-term borrowings;
•	cash and cash equivalents; and
•	plain vanilla derivatives, including interest rate swaps and foreign exchange contracts.

The Treasury department maintains a list of approved financial instruments. The use of any new instrument must be approved by the Chief Financial Officer. The use of leveraged instruments is not permitted.

Unilever considers the following components of its balance sheet to be managed capital:

•	total equity – retained profit, other reserves, share capital, share premium, non-controlling interests (notes 15A and 15B);
•	short-term debt – current financial liabilities (note 15C); and
•	long-term debt – non-current bank loans, bonds and other loans (note 15C).

The Group manages its capital so as to safeguard its ability to continue as a going concern and to optimise returns to our shareholders through an appropriate balance of debt and equity. The capital structure of the Group is based on management’s judgement of the appropriate balance of key elements in order to meet its strategic and day-to-day needs. We consider the amount of capital in proportion to risk and manage the capital structure in light of changes in economic conditions and the risk characteristics of the underlying assets.

Our current long-term credit rating is A+/A1 and our short-term credit rating is A1/P1. We aim to maintain a competitive balance sheet which we consider to be the equivalent of a credit rating of at least A/A2 in the long-term. This provides us with:

•	appropriate access to the debt and equity markets;
•	sufficient flexibility for acquisitions;
•	sufficient resilience against economic and financial uncertainty while ensuring ample liquidity; and
•	optimal weighted average cost of capital, given the above constraints.

Unilever monitors the qualitative and quantitative factors utilised by the rating agencies. This information is publicly available and is updated by the credit rating agencies on a regular basis.

15A. SHARE CAPITAL

		Issued,		Issued,
		called up		called up
		and		and
	Authorised(a)	fully paid(b)	Authorised(a)	fully paid(b)
	2017	2017	2016	2016
Unilever N.V.	€ million	€ million	€ million	€ million
NV ordinary shares of €0.16 each	480	274	480	274
NV ordinary shares of €428.57 each (shares numbered 1 to 2,400 – ‘Special Shares’)	1	1	1	1
Internal holdings eliminated on consolidation (€428.57 shares)	-	(1)	-	(1)
	481	274	481	274

Unilever PLC		£ million		£ million
PLC ordinary shares of 3 1/9p each		40.8		40.8
PLC deferred stock of £1 each		0.1		0.1
Internal holding eliminated on consolidation (£1 stock)		(0.1)		(0.1)
		40.8		40.8

		€ million		€ million
Euro equivalent in millions (at £1.00 = €5.143)(c)		210		210

Unilever Group		€ million		€ million
Ordinary share capital of NV		274		274
Ordinary share capital of PLC		210		210
		484		484

(a)	At 31 December 2017, Unilever N.V. had 3,000,000,000 (2016: 3,000,000,000) authorised ordinary shares. The requirement for a UK company to have an authorised share capital was abolished by the UK Companies Act 2006. In May 2010 Unilever PLC shareholders approved new Articles of Association to reflect this.
(b)	At 31 December 2017, the following quantities of shares were in issue: 1,714,727,700 of NV ordinary shares; 2,400 of NV Special Shares; 1,310,156,361 of PLC ordinary shares and 100,000 of PLC deferred stock. The same quantities were in issue at 31 December 2016.
(c)	Conversion rate for PLC ordinary shares nominal value to euros is £1 = €5.143 (which is calculated by dividing the nominal value of NV ordinary shares by the nominal value of PLC ordinary shares).

For information on the rights of shareholders of NV and PLC and the operation of the Equalisation Agreement, see the Corporate Governance report on pages 34 to 40.

A nominal dividend of 6% per annum is paid on the deferred stock of PLC.

15B. EQUITY

BASIS OF CONSOLIDATION

Unilever is the majority shareholder of all material subsidiaries and has control in all cases. Information in relation to group companies is provided on pages 138 to 145.

SUBSIDIARIES WITH SIGNIFICANT NON-CONTROLLING INTERESTS

Unilever has one subsidiary company which has a material non-controlling interest, Hindustan Unilever Limited (HUL). Summary financial information in relation to HUL is shown below.

	€ million	€ million
HUL Balance sheet as at 31 December	2017	2016
Non-current assets	819	791
Current assets	1,274	1,160
Current liabilities	(1,030)	(980)
Non-current liabilities	(135)	(110)

HUL Comprehensive income for the year ended 31 December
Turnover	4,464	4,084
Profit after tax	595	475
Total comprehensive income	529	484

HUL Cash flow for the year ended 31 December
Net increase/(decrease) in cash and cash-equivalents	(71)	14

HUL Non-controlling interest
1 January	(282)	(271)
Share of (profit)/loss for the year ended 31 December	(195)	(157)
Other comprehensive income	(3)	(8)
Dividend paid to the non-controlling interest	172	157
Other changes in equity	-	-
Currency translation	20	(3)
31 December	(288)	(282)

CONSOLIDATED STATEMENT OF CHANGES IN EQUITY: ANALYSIS OF OTHER RESERVES

	€ million	€ million	€ million
	Total	Total	Total
	2017	2016	2015
Fair value reserves	(189)	(113)	(98)

Cash flow hedges	(236)	(168)	(174)
Available-for-sale financial assets	47	55	76

Currency retranslation of group companies - see following table	(3,927)	(3,034)	(3,285)
Adjustment on translation of PLC’s ordinary capital at 3 1/9p = €0.16	(164)	(164)	(164)
Capital redemption reserve	32	32	32
Book value of treasury shares - see following table	(9,208)	(4,164)	(4,119)
Other(a)	(177)	-	(182)
	(13,633)	(7,443)	(7,816)

(a)	Relates to option on purchase of subsidiary for non-controlling interest.

Unilever acquired 53,003,099 (2016: 3,902,584) NV ordinary shares and 53,359,284 (2016: 2,268,600) PLC shares through purchases on the stock exchanges during the year, which includes the share buyback programme as explained in note 24. These shares are held as treasury shares as a separate component of other reserves.

The total number of treasury shares held at 31 December 2017 was 201,538,909 (2016: 151,953,411) NV shares and 84,463,561 (2016: 33,241,009) PLC shares. Of these, 9,728,181 NV shares and 6,074,283 PLC shares were held in connection with share-based compensation plans (see note 4C on pages 103 to 104).

	€ million	€ million
Treasury shares – movements during the year	2017	2016
1 January	(4,164)	(4,119)
Repurchase of shares (see note 24)	(5,014)	-
Other purchases and utilisations	(30)	(45)
31 December	(9,208)	(4,164)

	€ million	€ million
Currency retranslation reserve – movements during the year	2017	2016
1 January	(3,034)	(3,285)
Currency retranslation during the year	(50)	599
Movement in net investment hedges and exchange differences in net investments in foreign operations	(909)	(365)
Recycled to income statement	66	17
31 December	(3,927)	(3,034)

STATEMENT OF COMPREHENSIVE INCOME: OTHER COMPREHENSIVE INCOME RECONCILIATION

	€ million	€ million
Fair value gains/(losses) on financial instruments – movement during the year	2017	2016
1 January	(113)	(98)
Cash flow hedges	(68)	6
Available for sale financial assets	(8)	(21)
31 December	(189)	(113)

Refer to the consolidated statement of comprehensive income on page 86, the consolidated statement of changes in equity on page 87, and note 6C on page 107.

	€ million	€ million
Remeasurement of defined benefit pension plans net of tax	2017	2016
1 January	(2,453)	(1,473)
Movement during the year	1,282	(980)
31 December	(1,171)	(2,453)

Refer to the consolidated statement of comprehensive income on page 86, the consolidated statement of changes in equity on page 87, note 4B from page 98 to 103 and note 6C on page 107.

	€ million	€ million
Currency retranslation gains/(losses) – movement during the year	2017	2016
1 January	(3,295)	(3,512)
Currency retranslation during the year:
Other reserves	(903)	189
Retained profit	(27)	17
Non-controlling interest	(53)	11
31 December	(4,278)	(3,295)

15C. FINANCIAL LIABILITIES

		€ million	€ million	€ million	€ million	€ million	€ million
		Current	Non-current	Total	Current	Non-current	Total
Financial liabilities(a)	Notes	2017	2017	2017	2016	2016	2016
Preference shares		-	-	-	-	68	68
Bank loans and overdrafts(b)		513	479	992	899	247	1,146
Bonds and other loans		7,181	15,528	22,709	4,367	10,686	15,053
Finance lease creditors	20	11	120	131	9	134	143
Derivatives		86	335	421	175	10	185
Other financial liabilities(c)		177	-	177	-	-	-
		7,968	16,462	24,430	5,450	11,145	16,595

(a)	For the purposes of this note and note 17A, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.
(b)	Financial liabilities include €1 million (2016: €2 million) of secured liabilities.
(c)	Includes options and other financial liabilities to acquire non-controlling interests in Carver Korea and EAC Myanmar, refer to note 21.

RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

			Non -Cash Movement
			Business
	Opening	Cash	Acquisitions/	Foreign	Fair	Other	Closing
	balance at	Movement	Disposals	exchange	value	movements	balance at
	1 January			changes	changes		31 December
	€ million	€ million	€ million	€ million	€ million	€ million	€ million
2017
Preference shares	(68)	68	-	-	-	-	-
Bank loans and overdrafts(a)	(1,146)	66	(3)	98	-	(7)	(992)
Bonds and other loans(a)	(15,053)	(9,008)	-	1,346	(2)	8	(22,709)
Finance lease creditors	(143)	14	-	6	-	(8)	(131)
Derivatives	(185)	-	-	-	(236)	-	(421)
Other financial liabilities	-	-	-	-	-	(177)	(177)
Total	(16,595)	(8,860)	(3)	1,450	(238)	(184)	(24,430)

2016
Preference shares	(68)	-	-	-	-	-	(68)
Bank loans and overdrafts(a)	(1,064)	(23)	-	(42)	-	(17)	(1,146)
Bonds and other loans(a)	(12,703)	(2,089)	-	(190)	(3)	(68)	(15,053)
Finance lease creditors	(195)	35	-	21	-	(4)	(143)
Derivatives	(124)	-	-	-	(61)	-	(185)
Other financial liabilities(a)	(489)	289				200	-
Total	(14,643)	(1,788)	-	(211)	(64)	111	(16,595)

(a)	These cash movements are included within the following lines in the consolidated cash flow statement: net change in short-term liabilities, additional financial liabilities and repayment of financial liabilities. The difference of €1 million (2016: €17 million) represents cash movements in overdrafts that are not included in financing cash flows.

ANALYSIS OF BONDS AND OTHER LOANS

	€ million		€ million
	Total		Total
	2017		2016
Unilever N.V.
Floating Rate Notes 2018 (€)	750		749
1.750% Bonds 2020 (€)	748		748
0.500% Notes 2022 (€)	744		743
1.375% Notes 2029 (€)	742		-
1.125% Bonds 2028 (€)	693		692
0.875% Notes 2025 (€)	646		-
0.375% Notes 2023 (€)	598		-
1.000% Notes 2027 (€)	597		-
1.000% Notes 2023 (€)	497		496
0.000% Notes 2021 (€)	496		-
0.500% Notes 2024 (€)	493		492
0.000% Notes 2020 (€)	299		299
2.950% Notes 2017 (Renminbi)	-		41
Commercial paper	3,655		819
Total NV	10,958		5,079

Unilever PLC
4.750% Bonds 2017 (£)	-		466
1.125% Notes 2022 (£)	390		-
2.000% Notes 2018 (£)	283	(a)	294	(a)
1.375% Notes 2024 (£)	280		-
1.875% Notes 2029 (£)	278		-
Commercial paper	-		373
Total PLC	1,231		1,133

Other group companies
Switzerland
Other	6		-

United States
4.250% Notes 2021 (US$)	834		950
5.900% Bonds 2032 (US$)	826		942
2.900% Notes 2027 (US$)	821		-
2.200% Notes 2022 (US$)	704		-
1.800% Notes 2020 (US$)	666		-
4.800% Bonds 2019 (US$)	627		714
2.200% Notes 2019 (US$)	625		711
2.000% Notes 2026 (US$)	575		655
0.850% Notes 2017 (US$)	-		524
1.375% Notes 2021 (US$)	456		519
2.100% Notes 2020 (US$)	416		474
3.100% Notes 2025 (US$)	413		470
2.600% Notes 2024 (US$)	413		-
7.250% Bonds 2026 (US$)	243		276
6.625% Bonds 2028 (US$)	190		216
5.150% Notes 2020 (US$)	129		149
7.000% Bonds 2017 (US$)	-		142
5.600% Bonds 2097 (US$)	76		87
Commercial paper (US$)	2,421		1,892

Other countries	79		120
Total other group companies	10,520		8,841
Total bonds and other loans	22,709		15,053

(a)	Of which €2 million (2016: €3 million) relates to a fair value adjustment following the fair value hedge accounting of a fixed-for-floating interest rate swap.

Information in relation to the derivatives used to hedge bonds and other loans within a fair value hedge relationship is shown in note 16.